Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 57,272	$ 87,779
Accounts receivable, net	7,059	9,050
Accrued income	13,134	5,647
Prepaid expenses and other current assets	8,541	8,754
Inventories	6,937	3,480
Insurance recoverable	855	10,289
Total current assets	93,798	124,999
Non-current assets
Vessels under construction	150,492	170,776
Property, plant and equipment, net	194	279
Total non-current assets	1,631,045	1,435,506
Total assets	1,724,843	1,560,505
Current liabilities
Current portion of long-term debt, net of deferred financing costs	78,464	59,024
Senior unsecured bond	25,000
Accounts payable	6,388	11,471
Accrued expenses and other liabilities	11,377	9,065
Accrued interest	2,932	3,117
Deferred income	3,522	6,606
Total current liabilities	127,683	89,283
Non-current Liabilities
Secured term loan facilities, net of current portion and deferred financing costs	540,680	436,131
Senior unsecured bond	100,000	125,000
Total non-current liabilities	640,680	561,131
Total Liabilities	768,363	650,414
Commitments and contingencies (see note 12)
Stockholders' equity
Common stock-$.01 par value per share; 400,000,000 shares authorized; 55,436,087 shares issued and outstanding, (2015: 55,363,467)	554	554
Additional paid-in capital	588,024	586,451
Accumulated other comprehensive loss	(287)	(465)
Retained earnings	368,189	323,551
Total stockholders' equity	956,480	910,091
Total liabilities and stockholders' equity	1,724,843	1,560,505
Vessels In Operation [Member]
Non-current assets
Property, plant and equipment, net	$ 1,480,359	$ 1,264,451